UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2007

Item 1.  Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2007
			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	43.99%

Aerospace/Defense	0.77%
Boeing Co		10,800.00	1,117,044

Aerospace/Defense Eqp	1.85%
BE Aerospace Inc *		43,400.00	1,760,304
Hexcel Corp *		30,900.00	671,766
Precision Castparts Corp		1,700.00	233,002
			2,665,072.00

Beverages-Soft Drinks	1.51%
Coca Cola Co		41,700.00	2,172,987

Bldg-Heavy Construction	0.98%
Shaw Group Inc *		26,600.00	1,415,652

Comml Svcs-Market Rsrch	1.07%
Arbitron Inc		31,000.00	1,543,800

Computer-Integrated Syst	0.40%
Nice Systems Limited ADR *		17,400.00	578,028

Computer-Networking	2.05%
Cisco Systems Inc *		46,500.00	1,344,315
Foundry Networks Inc *		91,400.00	1,607,726
			2,952,041.00

Computer Sftwr-Desktop	1.82%
Adobe Systems Inc *		65,200.00	2,626,908

Computer Sftwr-Enterprse	0.93%
Lawson Software Inc *		141,000.00	1,343,730

Elec-Misc Products	2.61%
Corning Inc		128,000.00	3,051,520
LG Philips LCD Co Ltd *		30,900.00	714,099
			3,765,619.00

Elec-Semiconductor Mfg	1.85%
PMC - Sierra Inc *		350,600.00	2,671,572

Electrical-Equipment	2.39%
ABB Ltd		84,900.00	2,043,543
General Cable Corp *		17,700.00	1,407,150
			3,450,693.00

Energy-Other	1.15%
Covanta Holding Corp *		73,000.00	1,655,640

Food-Confectionery	0.45%
Wrigley Wm Jr Company		11,400.00	657,552

Food-Misc Preparation	2.72%
Kraft Foods Inc Cl A		38,200.00	1,251,050
PepsiCo Inc		40,600.00	2,664,172
			3,915,222.00

Internet-Content	0.49%
Shanda Interactive Entmt *		24,400.00	701,744

Internet-E Commerce	1.64%
Shutterfly Inc *		91,800.00	2,363,850

Internet-Software	0.40%
Omniture Inc *		25,000.00	571,250

Leisure-Hotels & Motels	1.50%
Gaylord Entertainmt Co *		43,200.00	2,159,136

Machinery-Constr/Mining	0.50%
Manitowoc Co		9,300.00	722,331

Machinery-Gen Industrial	0.94%
Woodward Governor Co		23,400.00	1,351,350

Media-Cable/Satellite Tv	0.19%
Sirius Satellite Radio *		90,600.00	272,706

Media-Diversified	0.28%
News Corporation Cl B		17,600.00	398,816

Medical-Biomed/Biotech	1.70%
PDL Biopharma Inc *		104,700.00	2,459,403

Medical-Products	0.41%
Inverness Medical Innovation *		12,100.00	585,761

Metal Ores-Gold/Silver	3.66%
StreetTRACKS Gold Trust *		41,200.00	2,710,548
Yamana Gold Inc		231,800.00	2,566,026
			5,276,574.00

Oil&Gas-Drilling		0.45%
Transocean Inc			6,100.00	655,445

Pollution Control-Svcs		0.99%
Calgon Carbon Corp *			70,000.00	770,000
Republic Services Inc			20,650.00	659,768
				1,429,767.50

Retail-Consumer Elec		1.23%
Gamestop Corp Cl A *			44,000.00	1,775,400

Telecom-Equipment		3.87%
Arris Group Inc *			161,500.00	2,393,430
C-Cor Incorporated *			105,000.00	1,412,250
Commscope Inc *			24,300.00	1,322,649
Concurrent Computer Corp *			295,000.00	451,350
				5,579,679.00

Telecom-Services		0.77%
Level 3 Communications *			211,800.00	1,107,714

Telecom-Wireless Svcs		1.46%
American Tower Corp Cl A *			50,400.00	2,099,664

Utility-Electric Power		0.96%
AES Corp *			33,600.00	660,240
Edison International			13,800.00	729,882
				1,390,122.00

Total Common Stocks (Held Long)		43.99%		63,432,273
Cost	$60,600,302

CALL OPTIONS		1.49%

Beverages-Soft Drinks		0.36%
Coca Cola Co, Call 1/19/2008 - 52.50 *			1,724.00	517,200

Computer Sftwr-Desktop		0.25%
Adobe Systems Inc, Call 1/19/2008 - 42.50 *			1,160.00	359,600

Diversified Operations		0.25%
General Electric Co, Call 1/19/2008 - 40.00 *			1,900.00	368,600

Elec-Misc Products		0.26%
Corning Inc, Call 11/17/2007 25.00 *			2,266.00	373,890

Media-Cable/Satellite Tv		0.15%
Comcast Corp Cl A Special, Call 1/19/2008 25.00 *			442.00	141,440
Comcast Corp Cl A Special, Call 10/20/2007 25.00 *			300.00	75,000
				216,440.00

Telecom-Equipment		0.05%
Arris Group Inc, Call 11/17/2007 17.50 *			1,000.00	70,000

Utility-Electric Power		0.17%
Edison International, Call 1/19/2008 55.00 *			640.00	249,600

Total Call Options		1.49%		2,155,330
Cost	$2,546,947

PUT OPTIONS		2.77%

Banks-Midwest		0.21%
Corus Bankshares Inc, Put 9/22/2007 20.00 *			678.00	305,100

Bldg-Resident/Comml		0.49%
DR Horton Inc, Put 11/17/2007 25.00 *			810.00	704,700

Chinese Stocks		0.02%
iShares FTSE/Xinhua China 25 Index, Put 11/17/2007 110.00 *			194.00	32,980

Finance-Consumer/Cml Lns		0.47%
Compucredit Corp, Put 10/20/2007 35.00 *			775.00	674,250

Finance-Mrtg&Rel Svc		0.50%
Fremont General Corp, Put 9/22/2007 10.00 *			1,605.00	722,250

Finance-Savings & Loan		0.43%
Indymac Bancorp Inc, Put 10/20/2007 30.00 *			537.00	553,110
Indymac Bancorp Inc, Put 1/19/2008 22.50 *			116.00	70,760
				623,870.00

Financial Services-Misc		0.34%
First Marblehead Corp, Put 9/22/2007 45.00 *			400.00	480,000

Retail-Restaurants		0.31%
CBRL Group Inc, Put 9/22/2007 45.00 *			820.00	451,000

Total Put Options		2.77%		3,994,150
Cost	$2,504,056

Money Market Funds **		46.64%
JP Morgan U.S. Treasury Plus				67,252,745
Money Market Fund **

Total Money Market Funds		46.64%		67,252,745
(Cost $67,252,745)

Total Investments In Securities		94.89%		136,834,498
(Cost $132,904,051)

Other Assets & Liabilities		5.11%		7,363,500

Total Net Assets		100.00%		144,197,998

* Non-income producing security
** A portion of Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)		-38.50%

Banks-Southeast		-0.43%
Popular Inc			(47,100.00)	(621,249)

Banks-Super Regional		-3.02%
Fifth Third Bancorp			(34,000.00)	(1,254,260)
National City Corp			(38,400.00)	(1,128,576)
Wells Fargo & Company			(58,300.00)	(1,968,791)
				(4,351,627.00)

Banks-West/Southwest		-1.42%
East West Bancorp Inc			(17,700.00)	(648,882)
Zions Bancorp			(18,800.00)	(1,401,540)
				(2,050,422.00)

Bldg-Cement/Concrt/Ag	-1.32%
Eagle Materials Inc		(43,600.00)	(1,906,628)

Bldg-Constr Prds/Misc	-0.41%
Builders Firstsource Inc *		(39,900.00)	(584,934)

Bldg-Mobile/Mfg & Rv	-0.95%
Thor Industries Inc		(33,500.00)	(1,374,170)

Bldg-Resident/Comml	-2.36%
Beazer Homes USA Inc		(20,700.00)	(289,593)
DR Horton Inc		(29,900.00)	(487,968)
Hovnanian Enterprises A *		(26,000.00)	(344,240)
Lennar Corp Cl A		(11,300.00)	(346,458)
NVR Inc *		(1,825.00)	(1,055,726)
Pulte Homes Inc		(18,400.00)	(355,856)
Ryland Group		(10,900.00)	(362,425)
WCI Communities Inc *		(19,000.00)	(167,770)
			(3,410,036.00)

Comml Svcs-Market Rsrch	-1.12%
Moodys Corporation		(30,100.00)	(1,619,380)

Comml Svcs-Printing	-0.45%
American Reprographics *		(25,900.00)	(645,428)

Finance-Consumer/Cml Lns	-3.46%
Americredit Corp *		(118,500.00)	(2,410,290)
Compucredit Corp *		(98,200.00)	(2,577,750)
			(4,988,040.00)

Finance-Investment Bkrs	-3.88%
Bear Stearns Cos Inc		(8,900.00)	(1,078,858)
Goldman Sachs Group Inc		(4,400.00)	(828,696)
Lehman Bros Holdings Inc		(46,100.00)	(2,858,200)
Merrill Lynch & Co Inc		(11,100.00)	(823,620)
			(5,589,374.00)

Finance-Investment Mgmt	-1.66%
Allied Capital Corp		(84,900.00)	(2,404,368)

Finance-Mrtg&Rel Svc	-2.98%
Countrywide Financial		(58,000.00)	(1,633,860)
Fremont General Corp *		(253,900.00)	(1,465,003)
Ocwen Financial Corp *		(110,300.00)	(1,195,652)
			(4,294,515.00)

Finance-Reit	-1.39%
Alesco Financial Inc		(79,700.00)	(373,793)
Impac Mortgage Holdings Inc		(55,100.00)	(141,056)
RAIT Financial Trust		(77,600.00)	(803,936)
Thornburg Mortgage Inc		(27,000.00)	(686,340)
			(2,005,125.00)

Finance-Savings & Loan	-0.68%
New York Community Bancorp		(60,300.00)	(978,669)

Insurance-Prop/Cas/Titl	-1.92%
MBIA Inc		(29,100.00)	(1,632,510)
MGIC Invt Corp		(15,600.00)	(603,096)
Triad Guaranty Inc *		(19,200.00)	(529,344)
			(2,764,950.00)

Leisure-Products	-1.37%
Harley Davidson Inc		(34,600.00)	(1,983,272)

Oil&Gas-Drilling	-1.60%
Patterson-Uti Energy Inc		(50,500.00)	(1,156,450)
Unit Corp		(20,900.00)	(1,150,754)
			(2,307,204.00)

Oil&Gas-Refining/Mktg	-1.21%
Frontier Oil Corp		(29,400.00)	(1,138,662)
Holly Corporation		(8,900.00)	(599,771)
			(1,738,433.00)

Retail-Clothing/Shoe	-1.97%
Charlotte Russe Holding Inc *		(26,800.00)	(476,236)
Chicos Fas Inc *		(34,700.00)	(671,792)
Pacific Sunwear Ca Inc *		(93,700.00)	(1,688,474)
			(2,836,502.00)

Retail-Consumer Elec	-0.59%
Circuit City Stores Inc		(71,300.00)	(848,470)

Retail-Department Stores	-0.32%
Nordstrom Inc		(9,700.00)	(461,526)

Retail-Restaurants	-3.82%
AFC Enterprises Inc *		(37,000.00)	(579,790)
CBRL Group Inc		(59,400.00)	(2,282,742)
PF Changs China Bistro *		(11,100.00)	(363,414)
Ruby Tuesday Inc		(102,800.00)	(2,287,300)
			(5,513,246.00)

Retail/Whlsle-Autos/Prts	-0.17%
Autonation Inc *		(12,300.00)	(239,604)

Total Securities Sold Short	-38.50%		(55,517,172)
(Proceeds $65,826,095)

* Non-income producing security

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:  /s/ Michael B. Orkin
        Michael B. Orkin
        President

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael B. Orkin
        Michael B. Orkin
        President

Date: September 14, 2007

By:  /s/ William C. Horne
        William C. Horne
         Treasurer

Date: September 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)